November 7, 2011

John Reynolds

Assistant Director

U.S. Securities and Exchange Commission

Division of Corporate Finance

100 F Street, N.E .

Washington, D.C. 205490-6010

Re:	Radius Health, Inc.
Amendment No. 5 to the Company’s Current Report on Form 8-K
Filed October 27, 2011
File No. 000-53173

Dear Mr. Reynolds:

In connection with the response letter dated November 7, 2011 submitted on our behalf, Radius Health, Inc., a Delaware corporation (the “Company”), in response to the comments of the staff of the U.S. Securities and Exchange Commission (the “Commission”) that were contained in your letter dated November 4, 2011, the Company hereby acknowledges that:

•                 the Company is responsible for the adequacy and accuracy of the disclosure in the Form 8-K;

•                 staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the Form 8-K; and

•                 the Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Should you wish to discuss the foregoing at any time, please do not hesitate to contact Julio E. Vega (617-951-8901) or Matthew J. Cushing (617-951-8439) of Bingham McCutchen LLP or the undersigned, the Chief Financial Officer of the Company, at (617) 444-1834.

Very truly yours,

/s/ B. Nicholas Harvey

B. Nicholas Harvey

cc:	Erin Wilson, Securities and Exchange Commission
Pamela Howell, Securities and Exchange Commission
Brian McAllister, Securities and Exchange Commission
Tia Jenkins, Securities and Exchange Commission
C. Richard Lyttle, Radius Health, Inc.
Julio E. Vega, Bingham McCutchen LLP
Matthew J. Cushing, Bingham McCutchen LLP